Other Payables and Accruals - Schedule of Other Payables and Accruals (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Payables And Accruals [Line Items]
Professional service fees		1,920	3,553
Office expenses		6,632	5,969
Deposit from customers		84,248	27,064
Revenue from newspaper sales collected on behalf of newspaper contractors		178	357
Payables to employees related to net proceeds from share options exercised		9,466	3,414
Others		1,121	436
Total	$ 16,623	103,565	40,793